Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials and components	$ 27,520	$ 24,407
Products in process	11,130	15,079
Finished products	10,921	12,001
Inventories	$ 49,571	$ 51,487